CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for losses (in dollars)	$ 905,000	$ 1,001,000	$ 1,165,000
Common stock, shares authorized	240,000,000	240,000,000	240,000,000
Common stock, shares issued	5,397,780	7,446,007	7,446,007
Common stock, shares outstanding	5,397,780	7,446,007	7,446,007
Series A Convertible Preferred Stock [Member]
Series A convertible preferred stock, cumulative dividends	10.00%	10.00%	10.00%
Series A convertible preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Series A convertible preferred stock, stated value (in dollars per share)	$ 2.10	$ 2.10	$ 2.10
Series A convertible preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Series A convertible preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Series A convertible preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000